ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
Schedule of Purchase Price Allocation
December 31,
2012
Indemnification asset	371,000
Intangible assets with definite lives	9,850,000
Goodwill	16,350,334
Total purchase consideration	26,571,334